Document and Entity Information	Aug. 01, 2023
Cover [Abstract]
Entity Registrant Name	AMGEN INC
Amendment Flag	false
Entity Central Index Key	0000318154
Document Type	8-K
Document Period End Date	Aug. 01, 2023
Entity Incorporation State Country Code	DE
Entity File Number	001-37702
Entity Tax Identification Number	95-3540776
Entity Address, Address Line One	One Amgen Center Drive
Entity Address, City or Town	Thousand Oaks
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91320-1799
City Area Code	(805)
Local Phone Number	447-1000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.0001 par value
Trading Symbol	AMGN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false